Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Medical Technology and Devices Portfolio	Apr. 29, 2024
Select Medical Technology and Devices Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	0.62%
Past 5 years	9.67%
Past 10 years	13.16%
Select Medical Technology and Devices Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.62%
Past 5 years	8.66%
Past 10 years	11.21%
Select Medical Technology and Devices Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.37%
Past 5 years	7.69%
Past 10 years	10.31%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1521
Average Annual Return:
Past 1 year	3.61%
Past 5 years	9.86%
Past 10 years	13.10%